UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-05689

Deutsche Multi-Market Income Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	11/30

Date of reporting period:	5/31/2015

ITEM 1.	REPORT TO STOCKHOLDERS

May 31, 2015

Semiannual Report

to Shareholders

Deutsche Multi-Market Income Trust

Ticker Symbol: KMM

Contents
3 Performance Summary
4 Portfolio Manager
4 Portfolio Summary
7 Investment Portfolio
26 Statement of Assets and Liabilities
28 Statement of Operations
29 Statement of Cash Flows
31 Statement of Changes in Net Assets
32 Financial Highlights
34 Notes to Financial Statements
49 Dividend Reinvestment and Cash Purchase Plan
52 Additional Information
54 Privacy Statement

The fund's investment objective is to provide high current income consistent with prudent total return asset management.

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund's shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Leverage results in additional risks and can magnify the effect of any gains or losses. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary May 31, 2015 (Unaudited)

Performance is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please visit deutschefunds.com for the Fund's most recent month-end performance.

Fund specific data and performance are provided for informational purposes only and are not intended for trading purposes.
Average Annual Total Returns as of 5/31/15
Deutsche Multi-Market Income Trust	6-Month‡	1-Year	5-Year	10-Year
Based on Net Asset Value(a)	1.80%	1.59%	9.91%	9.29%
Based on Market Price(a)	0.38%	–1.65%	8.61%	7.08%
Credit Suisse High Yield Index(b)	2.55%	1.54%	8.86%	7.88%
JPMorgan Emerging Markets Bond Global Diversified Index(c)	0.89%	2.46%	7.51%	7.82%
Blended Index(d)	1.72%	2.01%	8.22%	7.90%
Morningstar Closed-End High Yield Bond Funds Category (based on Net Asset Value)(e)	2.78%	2.25%	11.04%	8.14%

‡ Total returns shown for periods less than one year are not annualized.

(a) Total return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market price reflects changes in market price. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to NAV at which the Fund's shares traded during the period. Expenses of the Fund include management fee, interest expense and other fund expenses. Total returns shown take into account these fees and expenses. The expense ratio of the Fund for the six months ended May 31, 2015 was 1.51% (1.02% excluding interest expense).

(b) The Credit Suisse High Yield Index is an unmanaged, unleveraged, trader-priced portfolio constructed to mirror the global high-yield debt market.

(c) The JPMorgan Emerging Markets Bond Global Diversified Index is an unmanaged, unleveraged index that tracks total returns for U.S.-dollar-denominated debt instruments issued by emerging-market sovereign entities, including Brady bonds, loans and Eurobonds, and quasi-sovereign entities. The index limits exposure to any one country.

(d) The Blended Index consists of 50% in the Credit Suisse High Yield Index and 50% in the JPMorgan Emerging Markets Bond Global Diversified Index.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

(e) Morningstar's Closed-End High Yield Bond Funds category represents high-yield bond portfolios that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These portfolios generally offer higher yields than other types of portfolios, but they are also more vulnerable to economic and credit risk. These portfolios primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor's or Moody's at the level of BB (considered speculative for taxable bonds) and below. Morningstar figures represent the average of the total returns based on net asset value reported by all of the closed-end funds designated by Morningstar, Inc. as falling into the Closed-End High Yield Bond Funds category. Category returns assume reinvestment of all distributions. It is not possible to invest directly in a Morningstar category.

Net Asset Value and Market Price
	As of 5/31/15	As of 11/30/14
Net Asset Value	$9.59	$9.79
Market Price	$8.49	$8.79

Prices and net asset value fluctuate and are not guaranteed.

Distribution Information
Six Months as of 5/31/15: Income Dividends	$.33
May Income Dividend	$.0550
Current Annualized Distribution Rate (based on Net Asset Value) as of 5/31/15†	6.88%
Current Annualized Distribution Rate (based on Market Price) as of 5/31/15†	7.77%

† Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value/market price on May 31, 2015. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Distribution rates are historical, not guaranteed and will fluctuate. Distributions do not include return of capital or other non-income sources.

Portfolio Manager

Gary Russell, CFA, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2006.

— Joined Deutsche Asset & Wealth Management in 1996. Served as the head of the High Yield group in Europe and as an Emerging Markets portfolio manager.

— Prior to that, he spent four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, he served as an officer in the US Army from 1988 to 1991.

— Head of US High Yield Bonds: New York.

— BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.

Portfolio Summary (Unaudited)

Investment Portfolio as of May 31, 2015 (Unaudited)
		Principal Amount ($)(a)	Value ($)

Corporate Bonds 87.3%
Consumer Discretionary 15.2%
1011778 BC ULC, 144A, 4.625%, 1/15/2022		140,000	140,175
Ally Financial, Inc.:
3.25%, 2/13/2018		935,000	932,662
4.125%, 3/30/2020		310,000	310,000
AMC Entertainment, Inc., 5.875%, 2/15/2022		295,000	307,538
AmeriGas Finance LLC:
6.75%, 5/20/2020		625,000	668,750
7.0%, 5/20/2022		485,000	521,375
APX Group, Inc., 6.375%, 12/1/2019		295,000	294,631
Arcelik AS, 144A, 5.0%, 4/3/2023		815,000	783,076
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		525,000	549,281
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		455,000	488,556
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		465,000	437,100
Avis Budget Car Rental LLC:
144A, 5.25%, 3/15/2025		485,000	475,300
5.5%, 4/1/2023		770,000	789,250
Block Communications, Inc., 144A, 7.25%, 2/1/2020		580,000	595,950
Boyd Gaming Corp., 6.875%, 5/15/2023		165,000	167,888
Cablevision Systems Corp., 5.875%, 9/15/2022		575,000	573,562
CCO Holdings LLC:
144A, 5.125%, 5/1/2023		445,000	447,225
144A, 5.375%, 5/1/2025		335,000	337,513
144A, 5.875%, 5/1/2027		550,000	554,125
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		815,000	772,212
144A, 6.375%, 9/15/2020		1,310,000	1,336,200
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		355,000	371,863
Series B, 6.5%, 11/15/2022		525,000	555,844
Series A, 7.625%, 3/15/2020		85,000	88,719
Series B, 7.625%, 3/15/2020		865,000	914,737
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		35,000	36,050
CSC Holdings LLC, 144A, 5.25%, 6/1/2024		685,000	670,444
Dana Holding Corp., 5.5%, 12/15/2024		195,000	198,900
DISH DBS Corp.:
5.0%, 3/15/2023		460,000	443,325
6.75%, 6/1/2021		110,000	117,494
Family Tree Escrow LLC:
144A, 5.25%, 3/1/2020		1,110,000	1,164,112
144A, 5.75%, 3/1/2023		350,000	369,250
Fiat Chrysler Automobiles NV, 144A, 4.5%, 4/15/2020		400,000	407,000
Goodyear Tire & Rubber Co., 6.5%, 3/1/2021		1,000,000	1,065,000
Group 1 Automotive, Inc., 144A, 5.0%, 6/1/2022		545,000	547,725
Harron Communications LP, 144A, 9.125%, 4/1/2020		605,000	655,669
HD Supply, Inc.:
144A, 5.25%, 12/15/2021		290,000	301,600
7.5%, 7/15/2020		105,000	113,531
11.5%, 7/15/2020		355,000	415,350
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		195,000	211,088
iHeartCommunications, Inc.:
9.0%, 12/15/2019		710,000	697,575
11.25%, 3/1/2021		195,000	196,950
Jaguar Land Rover Automotive PLC, 144A, 3.5%, 3/15/2020		1,060,000	1,060,000
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019		175,000	167,125
Live Nation Entertainment, Inc.:
144A, 5.375%, 6/15/2022		70,000	71,750
144A, 7.0%, 9/1/2020		470,000	502,312
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		330,000	327,525
Mediacom Broadband LLC:
5.5%, 4/15/2021		70,000	69,650
6.375%, 4/1/2023		610,000	634,400
Mediacom LLC, 7.25%, 2/15/2022		165,000	174,900
MGM Resorts International:
6.0%, 3/15/2023		300,000	310,875
6.75%, 10/1/2020		615,000	666,506
8.625%, 2/1/2019		770,000	885,500
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022		155,000	155,581
Numericable-SFR:
144A, 4.875%, 5/15/2019		715,000	719,290
144A, 6.0%, 5/15/2022		1,070,000	1,079,362
Penske Automotive Group, Inc., 5.375%, 12/1/2024		700,000	724,500
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		210,000	224,175
Quebecor Media, Inc., 5.75%, 1/15/2023		295,000	306,063
Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023		25,000	25,438
Schaeffler Finance BV, 144A, 4.75%, 5/15/2023		400,000	404,500
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		180,000	181,800
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020		165,000	175,758
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		310,000	322,788
Spectrum Brands, Inc., 144A, 5.75%, 7/15/2025		135,000	139,050
Springs Industries, Inc., 6.25%, 6/1/2021		415,000	408,775
Starz LLC, 5.0%, 9/15/2019		230,000	236,900
Suburban Propane Partners LP, 5.75%, 3/1/2025		150,000	155,250
TRI Pointe Holdings, Inc., 144A, 4.375%, 6/15/2019		185,000	182,225
UCI International, Inc., 8.625%, 2/15/2019		165,000	148,500
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023		1,320,000	1,361,250
Viking Cruises Ltd.:
144A, 6.25%, 5/15/2025		275,000	275,688
144A, 8.5%, 10/15/2022		295,000	330,400
Visant Corp., 10.0%, 10/1/2017		80,000	67,400
			33,519,831
Consumer Staples 2.0%
Chiquita Brands International, Inc., 7.875%, 2/1/2021		59,000	64,163
Cott Beverages, Inc.:
144A, 5.375%, 7/1/2022		515,000	504,700
144A, 6.75%, 1/1/2020		195,000	205,237
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		500,000	526,250
JBS Investments GmbH, 144A, 7.25%, 4/3/2024		710,000	759,700
JBS U.S.A. LLC:
144A, 5.75%, 6/15/2025 (b)		220,000	222,200
144A, 7.25%, 6/1/2021		775,000	818,787
144A, 8.25%, 2/1/2020		240,000	255,960
Marfrig Overseas Ltd., 144A, 9.5%, 5/4/2020		500,000	507,500
Pilgrim's Pride Corp., 144A, 5.75%, 3/15/2025		205,000	208,075
Post Holdings, Inc., 144A, 6.75%, 12/1/2021		155,000	153,450
Roundy's Supermarkets, Inc., 144A, 10.25%, 12/15/2020		75,000	65,063
Smithfield Foods, Inc., 6.625%, 8/15/2022		15,000	16,211
The WhiteWave Foods Co., 5.375%, 10/1/2022		205,000	221,400
			4,528,696
Energy 14.0%
Afren PLC, 144A, 10.25%, 4/8/2019*		1,492,000	641,560
Antero Resources Corp.:
5.125%, 12/1/2022		365,000	364,087
5.375%, 11/1/2021		320,000	324,000
144A, 5.625%, 6/1/2023		210,000	215,670
Baytex Energy Corp.:
144A, 5.125%, 6/1/2021		85,000	82,663
144A, 5.625%, 6/1/2024		125,000	120,625
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		285,000	233,700
6.75%, 11/1/2020		805,000	688,275
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		120,000	124,320
California Resources Corp.:
5.0%, 1/15/2020		150,000	142,875
5.5%, 9/15/2021		357,000	338,257
6.0%, 11/15/2024		145,000	133,400
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023		275,000	280,500
Chaparral Energy, Inc., 7.625%, 11/15/2022		255,000	204,000
Chesapeake Energy Corp.:
5.75%, 3/15/2023		680,000	671,500
6.125%, 2/15/2021		50,000	50,875
6.625%, 8/15/2020		265,000	276,872
Concho Resources, Inc., 5.5%, 4/1/2023		410,000	416,150
Continental Resources, Inc., 3.8%, 6/1/2024		185,000	172,749
Crestwood Midstream Partners LP:
6.125%, 3/1/2022		245,000	255,719
144A, 6.25%, 4/1/2023		100,000	105,318
Delek & Avner Tamar Bond Ltd., 144A, 5.082%, 12/30/2023		1,000,000	1,022,500
Ecopetrol SA, 5.875%, 9/18/2023		800,000	859,600
Endeavor Energy Resources LP:
144A, 7.0%, 8/15/2021		740,000	738,150
144A, 8.125%, 9/15/2023		110,000	114,125
Energy Transfer Equity LP, 5.5%, 6/1/2027		110,000	110,688
EP Energy LLC, 144A, 6.375%, 6/15/2023		245,000	245,306
EV Energy Partners LP, 8.0%, 4/15/2019		1,405,000	1,355,825
Gulfport Energy Corp., 144A, 6.625%, 5/1/2023		110,000	112,200
Halcon Resources Corp.:
144A, 8.625%, 2/1/2020		500,000	507,500
8.875%, 5/15/2021		39,000	27,398
9.75%, 7/15/2020		165,000	119,213
Hilcorp Energy I LP, 144A, 5.75%, 10/1/2025 (b)		385,000	384,759
Holly Energy Partners LP, 6.5%, 3/1/2020		165,000	165,000
Ithaca Energy, Inc., 144A, 8.125%, 7/1/2019		215,000	191,350
Laredo Petroleum, Inc., 6.25%, 3/15/2023		310,000	320,075
Linn Energy LLC, 6.25%, 11/1/2019		200,000	171,000
MEG Energy Corp.:
144A, 6.5%, 3/15/2021		325,000	315,250
144A, 7.0%, 3/31/2024		965,000	931,225
Memorial Resource Development Corp., 144A, 5.875%, 7/1/2022		245,000	239,487
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		400,000	425,000
Newfield Exploration Co.:
5.375%, 1/1/2026		155,000	160,425
5.75%, 1/30/2022		305,000	321,775
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		875,000	826,875
Nostrum Oil & Gas Finance BV, 144A, 6.375%, 2/14/2019		1,500,000	1,417,500
Oasis Petroleum, Inc.:
6.875%, 3/15/2022		620,000	633,950
6.875%, 1/15/2023		215,000	218,225
Odebrecht Offshore Drilling Finance Ltd., 144A, 6.75%, 10/1/2022		744,080	672,425
Offshore Drilling Holding SA, 144A, 8.625%, 9/20/2020		1,000,000	897,500
PT Pertamina Persero, 144A, 5.25%, 5/23/2021		410,000	433,575
QGOG Atlantic, 144A, 5.25%, 7/30/2018		1,592,700	1,497,138
Range Resources Corp., 144A, 4.875%, 5/15/2025		220,000	220,000
Ras Laffan Liquefied Natural Gas Co., Ltd. II, 144A, 5.298%, 9/30/2020		1,288,575	1,396,493
Regency Energy Partners LP:
5.0%, 10/1/2022		135,000	141,156
5.875%, 3/1/2022		35,000	38,325
Reliance Industries Ltd., 144A, 4.125%, 1/28/2025		1,250,000	1,265,181
Rice Energy, Inc., 144A, 7.25%, 5/1/2023		50,000	52,000
RSP Permian, Inc., 144A, 6.625%, 10/1/2022		490,000	509,600
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		980,000	1,011,850
5.625%, 4/15/2023		220,000	223,850
144A, 5.625%, 3/1/2025		260,000	260,000
5.75%, 5/15/2024		675,000	685,969
Seven Generations Energy Ltd., 144A, 6.75%, 5/1/2023		85,000	85,638
Sunoco LP, 144A, 6.375%, 4/1/2023		155,000	161,200
Talos Production LLC, 144A, 9.75%, 2/15/2018		545,000	478,237
Targa Resources Partners LP:
144A, 4.125%, 11/15/2019		75,000	75,000
144A, 5.0%, 1/15/2018		540,000	557,550
TerraForm Power Operating LLC, 144A, 5.875%, 2/1/2023		255,000	263,287
Transportadora de Gas Internacional SA ESP, 144A, 5.7%, 3/20/2022		500,000	533,000
Triangle U.S.A. Petroleum Corp., 144A, 6.75%, 7/15/2022		175,000	147,875
Welltec A/S, 144A, 8.0%, 2/1/2019		200,000	190,000
Whiting Petroleum Corp.:
5.75%, 3/15/2021		200,000	203,500
144A, 6.25%, 4/1/2023		1,025,000	1,050,625
			30,828,490
Financials 6.2%
Banco de Credito del Peru, 144A, 4.25%, 4/1/2023		500,000	509,500
Banco do Brasil SA, 144A, 9.0%, 6/29/2049		1,200,000	1,102,500
Banco Santander Brasil SA, 144A, 8.0%, 3/18/2016	BRL	1,000,000	298,151
BBVA Bancomer SA, 144A, 6.75%, 9/30/2022		1,800,000	2,043,900
CIT Group, Inc., 3.875%, 2/19/2019		1,475,000	1,478,687
CNO Financial Group, Inc.:
4.5%, 5/30/2020		520,000	537,524
5.25%, 5/30/2025		165,000	171,188
Corpbanca SA, 144A, 3.875%, 9/22/2019		2,000,000	2,030,502
Credit Agricole SA, 144A, 7.875%, 1/29/2049		455,000	484,309
Denali Borrower LLC, 144A, 5.625%, 10/15/2020		300,000	318,375
E*TRADE Financial Corp.:
4.625%, 9/15/2023		205,000	206,025
5.375%, 11/15/2022		180,000	188,100
Hellas Telecommunications Finance, 144A, 8.011%**, 7/15/2015*	EUR	278,431	0
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		415,000	448,200
(REIT), 6.875%, 5/1/2021		415,000	444,569
National Savings Bank, 144A, 5.15%, 9/10/2019		500,000	480,000
Neuberger Berman Group LLC, 144A, 5.875%, 3/15/2022		405,000	435,375
Popular, Inc., 7.0%, 7/1/2019		185,000	189,625
Societe Generale SA, 144A, 7.875%, 12/29/2049		735,000	755,213
The Goldman Sachs Group, Inc., Series L, 5.7%, 12/31/2049		360,000	363,942
Yapi ve Kredi Bankasi AS, 144A, 5.5%, 12/6/2022		1,250,000	1,211,975
			13,697,660
Health Care 7.3%
Community Health Systems, Inc.:
5.125%, 8/1/2021		75,000	77,813
6.875%, 2/1/2022		300,000	320,253
7.125%, 7/15/2020		2,715,000	2,894,869
Concordia Healthcare Corp., 144A, 7.0%, 4/15/2023		110,000	110,687
Endo Finance LLC:
144A, 5.375%, 1/15/2023		285,000	278,587
144A, 5.75%, 1/15/2022		305,000	309,575
144A, 6.0%, 2/1/2025		150,000	151,875
Fresenius Medical Care U.S. Finance, Inc., 144A, 6.5%, 9/15/2018		170,000	188,700
HCA, Inc.:
6.5%, 2/15/2020		1,700,000	1,897,625
7.5%, 2/15/2022		620,000	725,400
Hologic, Inc., 6.25%, 8/1/2020		300,000	310,875
IMS Health, Inc., 144A, 6.0%, 11/1/2020		365,000	379,600
LifePoint Health, Inc., 5.5%, 12/1/2021		385,000	404,731
Mallinckrodt International Finance SA, 144A, 4.875%, 4/15/2020		185,000	189,394
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		475,000	508,250
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		228,000	245,123
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020		390,000	406,575
144A, 5.875%, 5/15/2023		360,000	373,050
144A, 6.125%, 4/15/2025		1,100,000	1,144,000
144A, 6.375%, 10/15/2020		320,000	341,400
144A, 6.75%, 8/15/2018		3,025,000	3,197,047
144A, 7.5%, 7/15/2021		1,455,000	1,591,770
			16,047,199
Industrials 10.2%
ADT Corp.:
3.5%, 7/15/2022		190,000	174,762
4.125%, 4/15/2019		65,000	66,138
5.25%, 3/15/2020		320,000	338,400
6.25%, 10/15/2021		235,000	252,038
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/2021		690,000	738,300
Aguila 3 SA, 144A, 7.875%, 1/31/2018		685,000	688,425
Air Lease Corp., 4.75%, 3/1/2020		415,000	443,012
Apex Tool Group LLC, 144A, 7.0%, 2/1/2021		280,000	254,800
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020		395,000	409,812
Belden, Inc., 144A, 5.5%, 9/1/2022		505,000	517,625
Bombardier, Inc.:
144A, 4.75%, 4/15/2019		215,000	208,550
144A, 5.5%, 9/15/2018		100,000	99,000
144A, 5.75%, 3/15/2022		340,000	310,250
144A, 6.0%, 10/15/2022		355,000	321,719
144A, 7.5%, 3/15/2025		105,000	100,406
144A, 7.75%, 3/15/2020		1,700,000	1,755,250
Carlson Travel Holdings, Inc., 144A, 7.5%, 8/15/2019		165,000	167,475
Casella Waste Systems, Inc., 7.75%, 2/15/2019		540,000	554,850
Covanta Holding Corp., 5.875%, 3/1/2024		295,000	303,850
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		385,000	409,062
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		210,000	210,042
DP World Ltd., 144A, 6.85%, 7/2/2037		500,000	571,964
DR Horton, Inc., 4.0%, 2/15/2020		100,000	100,500
Edgewell Personal Care Co., 144A, 5.5%, 6/15/2025 (b)		55,000	55,000
Empresas ICA SAB de CV, 144A, 8.875%, 5/29/2024		1,800,000	1,552,500
EnerSys, 144A, 5.0%, 4/30/2023		55,000	55,688
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		300,000	299,250
FTI Consulting, Inc.:
6.0%, 11/15/2022		295,000	313,438
6.75%, 10/1/2020		1,095,000	1,145,644
Garda World Security Corp., 144A, 7.25%, 11/15/2021		400,000	392,000
Gates Global LLC, 144A, 6.0%, 7/15/2022		245,000	226,013
Huntington Ingalls Industries, Inc., 144A, 5.0%, 12/15/2021		415,000	431,600
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		805,000	839,212
Masonite International Corp., 144A, 5.625%, 3/15/2023		230,000	238,050
Meritor, Inc.:
6.25%, 2/15/2024		285,000	289,631
6.75%, 6/15/2021		400,000	415,000
Moog, Inc., 144A, 5.25%, 12/1/2022		175,000	180,250
Navios Maritime Holdings, Inc., 144A, 7.375%, 1/15/2022		1,150,000	1,049,375
Nortek, Inc., 8.5%, 4/15/2021		315,000	341,381
Oshkosh Corp.:
5.375%, 3/1/2022		217,500	226,744
144A, 5.375%, 3/1/2025		25,000	25,875
Ply Gem Industries, Inc., 6.5%, 2/1/2022		525,000	518,063
SBA Communications Corp., 5.625%, 10/1/2019		285,000	300,675
Spirit AeroSystems, Inc., 5.25%, 3/15/2022		390,000	409,500
Titan International, Inc., 6.875%, 10/1/2020		675,000	623,531
TransDigm, Inc.:
6.0%, 7/15/2022		350,000	354,813
6.5%, 7/15/2024		210,000	214,200
7.5%, 7/15/2021		1,095,000	1,185,337
Triumph Group, Inc., 5.25%, 6/1/2022		175,000	173,250
United Rentals North America, Inc.:
4.625%, 7/15/2023		175,000	175,000
6.125%, 6/15/2023		35,000	36,575
7.625%, 4/15/2022		455,000	497,087
USG Corp., 144A, 5.5%, 3/1/2025		10,000	10,350
Wise Metals Group LLC, 144A, 8.75%, 12/15/2018		255,000	272,215
XPO Logistics, Inc., 144A, 7.875%, 9/1/2019		255,000	273,806
ZF North America Capital, Inc.:
144A, 4.5%, 4/29/2022		175,000	178,063
144A, 4.75%, 4/29/2025		235,000	235,000
			22,530,346
Information Technology 6.2%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		140,000	147,525
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		1,255,000	1,341,281
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		370,000	384,800
Audatex North America, Inc.:
144A, 6.0%, 6/15/2021		425,000	443,505
144A, 6.125%, 11/1/2023		120,000	124,800
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		615,000	555,806
Boxer Parent Co., Inc., 144A, 9.0%, 10/15/2019		425,000	348,500
Cardtronics, Inc., 144A, 5.125%, 8/1/2022		175,000	174,125
CDW LLC:
5.5%, 12/1/2024		705,000	738,488
6.0%, 8/15/2022		160,000	172,000
CyrusOne LP, 6.375%, 11/15/2022		145,000	152,250
EarthLink Holdings Corp., 7.375%, 6/1/2020		345,000	360,525
Entegris, Inc., 144A, 6.0%, 4/1/2022		215,000	224,675
Equinix, Inc.:
5.375%, 1/1/2022		240,000	249,750
5.375%, 4/1/2023		995,000	1,024,850
5.75%, 1/1/2025		180,000	185,400
First Data Corp.:
144A, 6.75%, 11/1/2020		1,579,000	1,685,582
144A, 7.375%, 6/15/2019		365,000	379,600
144A, 8.75%, 1/15/2022		660,000	706,200
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		380,000	409,450
Infor U.S., Inc., 144A, 6.5%, 5/15/2022		240,000	249,336
Jabil Circuit, Inc., 5.625%, 12/15/2020		400,000	434,500
Micron Technology, Inc.:
144A, 5.25%, 8/1/2023		250,000	250,000
144A, 5.625%, 1/15/2026		250,000	245,625
NCR Corp.:
5.875%, 12/15/2021		75,000	76,313
6.375%, 12/15/2023		190,000	195,700
Open Text Corp., 144A, 5.625%, 1/15/2023		200,000	202,125
Project Homestake Merger Corp., 144A, 8.875%, 3/1/2023		155,000	154,806
Sanmina Corp., 144A, 4.375%, 6/1/2019		35,000	35,175
Tencent Holdings Ltd., 144A, 3.375%, 5/2/2019		2,000,000	2,062,630
			13,715,322
Materials 10.3%
ArcelorMittal SA, 5.125%, 6/1/2020 (b)		70,000	71,050
Ardagh Packaging Finance PLC:
144A, 3.271%**, 12/15/2019		490,000	482,037
144A, 6.75%, 1/31/2021		340,000	350,200
Berry Plastics Corp., 5.5%, 5/15/2022		600,000	613,875
Cascades, Inc., 144A, 5.5%, 7/15/2022		185,000	184,075
Cemex SAB de CV, 144A, 6.5%, 12/10/2019		1,300,000	1,387,880
Chemours Co.:
144A, 6.625%, 5/15/2023		500,000	507,500
144A, 7.0%, 5/15/2025		95,000	96,663
CITIC Ltd., REG S, 6.8%, 1/17/2023		2,000,000	2,349,000
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		320,000	324,000
Coveris Holding Corp., 144A, 10.0%, 6/1/2018		335,000	355,100
Coveris Holdings SA, 144A, 7.875%, 11/1/2019		460,000	470,350
Evolution Escrow Issuer LLC, 144A, 7.5%, 3/15/2022		250,000	248,750
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020		200,000	195,500
144A, 7.0%, 2/15/2021		630,000	610,312
Greif, Inc., 7.75%, 8/1/2019		870,000	987,450
Hexion, Inc.:
6.625%, 4/15/2020		805,000	758,712
8.875%, 2/1/2018		245,000	224,788
Kaiser Aluminum Corp., 8.25%, 6/1/2020		395,000	429,562
KGHM International Ltd., 144A, 7.75%, 6/15/2019		900,000	936,900
Novelis, Inc., 8.75%, 12/15/2020		1,820,000	1,938,864
Perstorp Holding AB, 144A, 8.75%, 5/15/2017		400,000	419,000
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		390,000	401,700
Platform Specialty Products Corp., 144A, 6.5%, 2/1/2022		235,000	246,750
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		3,720,000	3,873,450
6.875%, 2/15/2021		760,000	801,800
Sealed Air Corp.:
144A, 4.875%, 12/1/2022		120,000	120,900
144A, 5.125%, 12/1/2024		60,000	61,050
Signode Industrial Group Lux SA, 144A, 6.375%, 5/1/2022		285,000	285,000
Tronox Finance LLC, 6.375%, 8/15/2020		275,000	264,000
Turkiye Sise ve Cam Fabrikalari AS, 144A, 4.25%, 5/9/2020		1,000,000	983,782
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022		1,565,000	1,553,419
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		105,000	108,413
144A, 5.625%, 10/1/2024		55,000	57,888
			22,699,720
Telecommunication Services 12.9%
Altice Financing SA:
144A, 6.5%, 1/15/2022		240,000	246,000
144A, 7.875%, 12/15/2019		335,000	355,519
Altice Finco SA, 144A, 9.875%, 12/15/2020		335,000	370,594
America Movil SAB de CV, 7.125%, 12/9/2024	MXN	7,000,000	448,987
B Communications Ltd., 144A, 7.375%, 2/15/2021		370,000	394,512
Bharti Airtel International Netherlands BV, 144A, 5.125%, 3/11/2023		1,400,000	1,510,711
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		145,000	151,344
Series W, 6.75%, 12/1/2023		405,000	432,337
Colombia Telecomunicaciones SA ESP, 144A, 5.375%, 9/27/2022		600,000	609,000
CommScope, Inc.:
144A, 4.375%, 6/15/2020 (b)		135,000	136,181
144A, 5.0%, 6/15/2021		350,000	349,125
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		355,000	345,238
144A, 8.25%, 9/30/2020		1,703,000	1,766,011
Digicel Ltd.:
144A, 6.75%, 3/1/2023		390,000	387,075
144A, 7.0%, 2/15/2020		200,000	207,500
Frontier Communications Corp.:
6.25%, 9/15/2021		160,000	154,100
6.875%, 1/15/2025		680,000	620,500
7.125%, 1/15/2023		1,925,000	1,843,187
8.5%, 4/15/2020		130,000	139,100
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		990,000	1,089,000
7.625%, 6/15/2021		335,000	376,456
Intelsat Jackson Holdings SA:
5.5%, 8/1/2023		600,000	551,064
7.5%, 4/1/2021		1,770,000	1,796,550
Level 3 Financing, Inc.:
5.375%, 8/15/2022		750,000	766,875
144A, 5.375%, 5/1/2025		225,000	223,875
6.125%, 1/15/2021		230,000	243,800
7.0%, 6/1/2020		550,000	589,187
Millicom International Cellular SA, 144A, 6.0%, 3/15/2025		800,000	805,024
Plantronics, Inc., 144A, 5.5%, 5/31/2023		110,000	111,650
Sprint Communications, Inc.:
144A, 7.0%, 3/1/2020		320,000	353,200
144A, 9.0%, 11/15/2018		1,085,000	1,243,681
Sprint Corp., 7.125%, 6/15/2024		1,325,000	1,281,937
T-Mobile U.S.A., Inc.:
6.125%, 1/15/2022		155,000	162,556
6.375%, 3/1/2025		825,000	861,094
6.625%, 11/15/2020		600,000	628,500
Turk Telekomunikasyon AS, 144A, 3.75%, 6/19/2019		2,000,000	2,001,080
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		1,075,000	1,076,344
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		144,000	156,960
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		445,500	480,583
Virgin Media Secured Finance PLC, 144A, 5.25%, 1/15/2026		520,000	520,650
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		290,000	308,125
Windstream Services LLC:
6.375%, 8/1/2023		350,000	294,000
7.5%, 4/1/2023		590,000	529,525
7.75%, 10/15/2020		115,000	116,869
7.75%, 10/1/2021		990,000	935,550
Zayo Group LLC:
144A, 6.0%, 4/1/2023		200,000	201,398
144A, 6.375%, 5/15/2025		275,000	275,688
			28,448,242
Utilities 3.0%
Calpine Corp.:
5.375%, 1/15/2023		290,000	291,450
5.75%, 1/15/2025		290,000	291,812
Dynegy, Inc., 144A, 7.625%, 11/1/2024		50,000	53,625
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024*		400,000	404,000
Hrvatska Elektroprivreda, 144A, 6.0%, 11/9/2017		1,600,000	1,676,800
Lamar Funding Ltd., 144A, 3.958%, 5/7/2025		1,000,000	1,002,500
NGL Energy Partners LP, 5.125%, 7/15/2019		245,000	243,163
NRG Energy, Inc.:
6.25%, 5/1/2024		1,050,000	1,073,625
7.875%, 5/15/2021		275,000	294,594
RJS Power Holdings LLC, 144A, 5.125%, 7/15/2019		250,000	248,125
Saudi Electricity Global Sukuk Co. 3, 144A, 5.5%, 4/8/2044		1,000,000	1,081,500
			6,661,194
Total Corporate Bonds (Cost $192,540,178)			192,676,700

Asset-Backed 0.5%
Miscellaneous
Apidos CDO, "C", Series 2015-21A, 144A, 3.827%, 7/18/2027 (b) (Cost $1,104,075)		1,125,000	1,104,054

Government & Agency Obligations 11.0%
Other Government Related (c) 0.5%
VTB Bank OJSC, 144A, 6.315%, 2/22/2018		985,000	995,559
Sovereign Bonds 10.5%
Dominican Republic, 144A, 5.5%, 1/27/2025		500,000	507,500
Federative Republic of Brazil, 12.5%, 1/5/2016	BRL	2,070,000	648,032
Hazine Mustesarligi Varlik Kiralama AS, 144A, 2.803%, 3/26/2018		2,000,000	1,993,040
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023		1,250,000	1,121,875
Perusahaan Penerbit SBSN:
144A, 4.35%, 9/10/2024		500,000	498,125
Indonesia III, 144A, 4.325%, 5/28/2025		700,000	698,600
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	654	244
Republic of Armenia, 144A, 7.15%, 3/26/2025		500,000	514,385
Republic of Chile, 3.125%, 3/27/2025		375,000	383,438
Republic of Costa Rica, 144A, 7.158%, 3/12/2045		600,000	592,500
Republic of El Salvador:
144A, 6.375%, 1/18/2027		350,000	346,938
144A, 7.65%, 6/15/2035		500,000	519,375
Republic of Hungary:
4.0%, 3/25/2019		800,000	834,000
Series 19/A, 6.5%, 6/24/2019	HUF	51,600,000	211,053
Republic of Indonesia:
144A, 3.375%, 4/15/2023		1,800,000	1,734,750
144A, 5.125%, 1/15/2045		710,000	704,675
Republic of Panama:
3.75%, 3/16/2025		1,030,000	1,033,863
9.375%, 1/16/2023		2,610,000	3,601,800
Republic of Paraguay, 144A, 6.1%, 8/11/2044		200,000	215,000
Republic of Poland, Series 0725, 3.25%, 7/25/2025	PLN	1,240,000	340,550
Republic of Slovenia:
144A, 4.75%, 5/10/2018		800,000	855,480
144A, 5.5%, 10/26/2022		2,200,000	2,502,687
Republic of South Africa:
6.875%, 5/27/2019		185,000	212,195
Series R204, 8.0%, 12/21/2018	ZAR	4,700,000	393,674
Republic of Sri Lanka, 144A, 5.125%, 4/11/2019		1,000,000	996,250
Republic of Uruguay, 5.1%, 6/18/2050		120,000	120,900
United Mexican States:
3.6%, 1/30/2025		900,000	904,950
4.6%, 1/23/2046		800,000	787,000
			23,272,879
Total Government & Agency Obligations (Cost $24,280,985)			24,268,438

Loan Participations and Assignments 36.9%
Senior Loans**
Consumer Discretionary 12.1%
1011778 BC Unlimited Liability Co., Term Loan B, 3.75%, 12/10/2021		1,565,000	1,568,263
Atlantic Broadband Finance LLC, Term Loan B, 3.25%, 11/30/2019		3,574,034	3,573,659
Avis Budget Car Rental LLC, Term Loan B, 3.0%, 3/15/2019		1,339,497	1,346,195
Cequel Communications LLC, Term Loan B, 3.5%, 2/14/2019		1,506,346	1,511,995
CSC Holdings, Inc., Term Loan B, 2.685%, 4/17/2020		3,535,348	3,523,893
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019		2,933,333	2,960,819
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/26/2020		3,559,013	3,569,459
Petco Animal Supplies, Inc., Term Loan, 4.0%, 11/24/2017		535,031	537,107
Polymer Group, Inc., First Lien Term Loan, 5.25%, 12/19/2019		1,510,875	1,520,318
Quebecor Media, Inc., Term Loan B1, 3.25%, 8/17/2020		3,250,475	3,232,191
Seminole Tribe of Florida, Term Loan, 3.0%, 4/29/2020		3,388,400	3,393,483
			26,737,382
Consumer Staples 3.9%
Albertson's LLC, Term Loan B2, 5.375%, 3/21/2019		2,663,766	2,681,586
HJ Heinz Co., Term Loan B2, 3.25%, 6/5/2020		1,683,674	1,686,629
Pinnacle Foods Finance LLC:
Term Loan G, 3.0%, 4/29/2020		1,136,077	1,134,981
Term Loan H, 3.0%, 4/29/2020		2,554,070	2,551,235
Vogue International, Inc., Term Loan, 5.75%, 2/14/2020		608,850	615,700
			8,670,131
Energy 1.0%
MEG Energy Corp., Term Loan, 3.75%, 3/31/2020		2,292,626	2,260,541
Financials 1.0%
Asurion LLC, Second Lien Term Loan, 8.5%, 3/3/2021		510,000	523,548
Delos Finance Sarl, Term Loan B, 3.5%, 3/6/2021		1,575,000	1,578,796
			2,102,344
Health Care 4.0%
Amsurg Corp., First Lien Term Loan B, 3.75%, 7/16/2021		798,963	802,734
Community Health Systems, Inc.:
Term Loan G, 3.75%, 12/31/2019		281,649	282,037
Term Loan H, 4.0%, 1/27/2021		518,226	520,089
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/2021		3,973,970	3,990,621
Par Pharmaceutical Companies, Inc., Term Loan B2, 4.0%, 9/30/2019		1,184,963	1,187,078
Valeant Pharmaceuticals International, Inc.:
Term Loan B, 3.5%, 2/13/2019		1,088,490	1,089,247
Term Loan B, 3.5%, 12/11/2019		1,015,563	1,017,945
			8,889,751
Industrials 3.6%
BE Aerospace, Inc., Term Loan B, 4.0%, 12/16/2021		897,750	907,984
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		3,489,068	3,498,226
Transdigm, Inc., Term Loan C, 3.75%, 2/28/2020		1,796,915	1,796,134
WP CPP Holdings LLC, First Lien Term Loan, 4.75%, 12/28/2019		1,648,328	1,659,867
			7,862,211
Information Technology 1.0%
First Data Corp., Term Loan, 4.185%, 3/24/2021		1,775,000	1,783,653
Freescale Semiconductor, Inc., Term Loan B4, 4.25%, 2/28/2020		504,887	507,058
			2,290,711
Materials 4.9%
American Rock Salt Holdings LLC, First Lien Term Loan, 4.75%, 5/20/2021		2,744,263	2,749,408
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 3.75%, 2/1/2020		1,790,115	1,792,353
Berry Plastics Holding Corp.:
Term Loan D, 3.5%, 2/8/2020		2,947,368	2,946,794
Term Loan E, 3.75%, 1/6/2021		1,098,075	1,099,909
MacDermid, Inc.:
Term Loan B2, 4.75%, 6/7/2020		1,275,000	1,284,696
First Lien Term Loan, 4.5%, 6/7/2020		810,563	815,774
			10,688,934
Telecommunication Services 2.5%
Crown Castle International Corp., Term Loan B, 3.0%, 1/31/2019		2,444,051	2,449,820
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/2020		53,900	54,085
Level 3 Financing, Inc.:
Term Loan B, 4.0%, 1/15/2020		1,670,000	1,672,096
Term Loan B5, 4.5%, 1/31/2022		620,000	620,874
Syniverse Holdings, Inc., Term Loan B, 4.0%, 4/23/2019		790,160	760,284
			5,557,159
Utilities 2.9%
Calpine Corp. Term Loan B5, 2.75%, 5/19/2022		2,345,000	2,347,931
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018		3,996,767	3,980,779
			6,328,710
Total Loan Participations and Assignments (Cost $81,253,574)			81,387,874

Convertible Bond 0.4%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 10/30/2018 (Cost $421,465)		428,424	782,945

Preferred Security 0.3%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $462,592)		675,000	614,250

	Shares	Value ($)

Common Stocks 0.0%
Consumer Discretionary 0.0%
Dawn Holdings, Inc.* (d)	7	10,578
Industrials 0.0%
Congoleum Corp.*	7,900	0
Quad Graphics, Inc.	109	2,229
		2,229
Materials 0.0%
GEO Specialty Chemicals, Inc.*	46,639	32,722
GEO Specialty Chemicals, Inc. 144A*	649	455
		33,177
Total Common Stocks (Cost $114,610)		45,984

Preferred Stock 0.2%
Consumer Discretionary
Ally Financial, Inc. Series G, 144A, 7.0% (Cost $415,013)	448	454,720

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (Cost $87,876)	400	2,934

	Contract Amount	Value ($)

Call Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Pay Fixed Rate — 3.72% – Receive Floating — 3-Month LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/20161 (Cost $44,415)	900,000	2,115

	Shares	Value ($)

Cash Equivalents 2.4%
Central Cash Management Fund, 0.09% (e) (Cost $5,233,603)	5,233,603	5,233,603

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $305,958,386)†	138.9	306,573,617
Other Assets and Liabilities, Net	(0.4)	(882,859)
Notes Payable	(38.5)	(85,000,000)
Net Assets	100.0	220,690,758

The following table represents bonds that are in default:
Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Afren PLC*	10.25%	4/8/2019	USD	1,492,000	1,726,730	641,560
Energy Future Holdings Corp.*	6.5%	11/15/2024	USD	400,000	240,775	404,000
Hellas Telecommunications Finance*	8.011%	7/15/2015	EUR	278,431	79,885	0
					2,047,390	1,045,560

* Non-income producing security.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of May 31, 2015.

† The cost for federal income tax purposes was $307,108,406. At May 31, 2015, net unrealized depreciation for all securities based on tax cost was $534,789. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,753,631 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,288,420.

(a) Principal amount stated in U.S. dollars unless otherwise noted.

(b) When-issued security.

(c) Government-backed debt issued by financial companies or government sponsored enterprises.

(d) The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.
Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc.*	August 2013	26,381	10,578	0.01

(e) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CDO: Collateralized Debt Obligation

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at May 31, 2015 is 0.28%.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

At May 31, 2015, open written options contracts were as follows:
Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (f)
Receive Fixed — 4.22% – Pay Floating — 3-Month LIBOR	4/22/2016 4/22/2026	900,000	1	4/20/2016	32,085	(643)

(f) Unrealized appreciation on written options on interest rate swap contracts at May 31, 2015 was $31,442.

At May 31, 2015, open credit default swap contracts sold were as follows:
Bilateral Swaps
Effective/ Expiration Date	Notional Amount ($) (g)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (h)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)
4/14/2015 6/20/2020	280,000	2	5.0%	CCO Holdings LLC, 7.25%, 10/30/2017, BB–	32,474	27,204	5,270
1/21/2015 3/20/2020	355,000	3	5.0%	General Motors Corp., 6.25%, 10/2/2043, BBB–	63,217	54,277	8,940
6/20/2013 9/20/2018	1,000,000	4	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, B+	76,754	39,271	37,483
Total unrealized appreciation							51,693

(g) The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(h) The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:

1 Nomura International PLC

2 Barclays Bank PLC

3 Credit Suisse

4 Bank of America

At May 31, 2015, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	1,281,281	ZAR	15,600,000	6/8/2015	1,467	Morgan Stanley
ZAR	15,600,000	USD	1,309,109	6/8/2015	26,361	BNP Paribas
ZAR	15,600,000	USD	1,308,780	6/8/2015	26,031	Morgan Stanley
MXN	16,750,000	USD	1,120,402	6/8/2015	33,321	BNP Paribas
PLN	1,410,000	USD	377,849	6/8/2015	1,201	UBS AG
MXN	16,010,000	USD	1,067,066	6/25/2015	29,319	BNP Paribas
MXN	230,500	USD	14,987	6/25/2015	46	Citigroup, Inc.
COP	4,072,500,000	USD	1,695,273	6/30/2015	90,821	Morgan Stanley
CAD	1,632,516	MXN	20,800,000	6/30/2015	35,651	Nomura International PLC
ZAR	42,800,000	USD	3,598,226	6/30/2015	91,797	BNP Paribas
CAD	22,533	USD	18,744	6/30/2015	634	Nomura International PLC
Total unrealized appreciation					336,649

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	1,309,384	ZAR	15,600,000	6/8/2015	(26,635)	BNP Paribas
USD	1,101,104	MXN	16,750,000	6/8/2015	(14,024)	BNP Paribas
USD	589,188	MXN	9,045,800	6/25/2015	(2,851)	BNP Paribas
MXN	20,800,000	CAD	1,655,049	6/30/2015	(17,540)	Nomura International PLC
USD	1,644,046	COP	4,072,500,000	6/30/2015	(39,595)	Morgan Stanley
USD	2,435,624	ZAR	29,200,000	6/30/2015	(43,387)	BNP Paribas
USD	1,149,811	ZAR	13,600,000	6/30/2015	(35,618)	Barclays Bank PLC
USD	2,213,065	ZAR	27,200,000	8/14/2015	(1,935)	BNP Paribas
Total unrealized depreciation					(181,585)

Currency Abbreviations
ARS Argentine Peso BRL Brazilian Real CAD Canadian Dollar COP Colombian Peso EUR Euro HUF Hungarian Forint MXN Mexican Peso PLN Polish Zloty USD United States Dollar ZAR South African Rand

For information on the Fund's policy and additional disclosures regarding options purchased, credit default swap contracts, forward foreign currency exchange contracts and written options contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2015 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (i)
Corporate Bonds	$—	$192,676,700	$—	$192,676,700
Asset-Backed	—	1,104,054	—	1,104,054
Government & Agency Obligations	—	24,268,438	—	24,268,438
Loan Participations and Assignments	—	81,387,874	—	81,387,874
Convertible Bond	—	—	782,945	782,945
Preferred Security	—	614,250	—	614,250
Common Stocks (i)	2,229	—	43,755	45,984
Preferred Stocks	—	454,720	—	454,720
Warrants	—	—	2,934	2,934
Short-Term Investments	5,233,603	—	—	5,233,603
Derivatives (j)
Purchased Options	—	2,115	—	2,115
Credit Default Swaps	—	51,693	—	51,693
Forward Foreign Currency Exchange Contracts	—	336,649	—	336,649
Total	$5,235,832	$300,896,493	$829,634	$306,961,959
Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (j)
Written Options	$—	$(643)	$—	$(643)
Forward Foreign Currency Exchange Contracts	—	(181,585)	—	(181,585)
Total	$—	$(182,228)	$—	$(182,228)

During the period ended May 31, 2015, the amount of transfers between Level 3 and Level 2 was $611,160. Investments were transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Transfers between price levels are recognized at the beginning of the reporting period.

(i) See Investment Portfolio for additional detailed categorizations.

(j) Derivatives include value of options purchased, unrealized appreciation (depreciation) on credit default swap contracts, forward foreign currency exchange contracts and written options, at value.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of May 31, 2015 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $300,724,783)	$301,340,014
Investment in Central Cash Management Fund (cost $5,233,603)	5,233,603
Total investments in securities, at value (cost $305,958,386)	306,573,617
Cash	1,774,124
Foreign currency, at value (cost $31,127)	30,995
Deposit from broker on bilateral swap contracts	260,000
Receivable for investments sold	3,130,079
Receivable for investments sold — when-issued securities	991,814
Interest receivable	3,845,596
Unrealized appreciation on bilateral swap contracts	51,693
Unrealized appreciation on forward foreign currency exchange contracts	336,649
Upfront payments paid on bilateral swap contracts	120,752
Foreign taxes recoverable	1,835
Other assets	4,635
Total assets	317,121,789
Liabilities
Payable for investments purchased	7,182,645
Payable for investments purchased — when-issued securities	2,959,569
Notes payable	85,000,000
Interest on notes payable	132,444
Payable for Fund shares repurchased	413,827
Payable upon return of deposit for swap contracts	260,000
Options written, at value (premiums received $32,085)	643
Unrealized depreciation on forward foreign currency exchange contracts	181,585
Accrued management fee	162,173
Accrued Trustees' fees	6,813
Other accrued expenses and payables	131,332
Total liabilities	96,431,031
Net assets, at value	$220,690,758

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of May 31, 2015 (Unaudited) (continued)
Net Assets Consist of
Distributions in excess of net investment income	(640,842)
Net unrealized appreciation (depreciation) on: Investments	615,231
Swap contracts	51,693
Foreign currency	150,108
Written options	31,442
Accumulated net realized gain (loss)	(14,363,217)
Paid-in capital	234,846,343
Net assets, at value	$220,690,758
Net Asset Value
Net Asset Value per share ($220,690,758 ÷ 23,009,834 outstanding shares of beneficial interest, $.01 par value, unlimited shares authorized)	$9.59

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended May 31, 2015 (Unaudited)
Investment Income
Income: Interest (net of foreign taxes withheld of $220)	$8,386,123
Dividends	28,115
Income distributions — Central Cash Management Fund	1,780
Total income	8,416,018
Expenses: Management fee	954,580
Services to shareholders	10,579
Custodian fee	37,122
Professional fees	50,909
Reports to shareholders	38,972
Interest expense	547,645
Trustees' fees and expenses	9,022
Stock exchange listing fees	11,905
Other	34,625
Total expenses	1,695,359
Net investment income	6,720,659
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(6,451,035)
Swap contracts	323,839
Foreign currency	(48,733)
(6,175,929)
Change in net unrealized appreciation (depreciation) on: Investments	1,280,204
Swap contracts	(294,404)
Written options	2,366
Foreign currency	146,004
1,134,170
Net gain (loss)	(5,041,759)
Net increase (decrease) in net assets resulting from operations	$1,678,900

The accompanying notes are an integral part of the financial statements.

Statement of Cash Flows
for the six months ended May 31, 2015 (Unaudited)
Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$1,678,900
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided (used) by operating activities: Purchases of long-term investments	(70,498,162)
Net purchases, sales and maturities of short-term investments	(4,311,880)
Net amortization of premium/(accretion of discount)	319,036
Proceeds from sales and maturities of long-term investments	96,514,794
(Increase) decrease in interest receivable	356,170
(Increase) decrease in other assets	1,302,639
(Increase) decrease in receivable for investments sold	(338,212)
(Increase) decrease in receivable for investments sold — when-issued securities	(991,814)
(Increase) decrease in upfront payments paid/received on credit swap contracts	16,120
(Increase) decrease in written options, at value	(2,366)
Increase (decrease) in interest on notes payable	(4,564)
Increase (decrease) in payable for investments purchased	5,641,944
Increase (decrease) in payable for investments purchased — when-issued securities	489,569
Increase (decrease) in other accrued expenses and payables	(36,315)
Change in unrealized (appreciation) depreciation on investments	(1,280,204)
Change in unrealized (appreciation) depreciation on swap contracts	294,404
Change in unrealized (appreciation) depreciation on forward foreign currency exchange contracts	(145,394)
Net realized (gain) loss from investments	6,451,035
Cash provided (used) by operating activities	$35,455,700
Cash Flows from Financing Activities
Net increase (decrease) in cash overdraft	(1,167,594)
Net increase (decrease) in notes payable	(14,000,000)
Payment for shares repurchased	(10,684,309)
Distributions paid (net of reinvestment of distributions)	(7,810,040)
Cash provided (used) by financing activities	(33,661,943)
Increase (decrease) in cash	1,793,757
Cash at beginning of period (including foreign currency)	11,362
Cash at end of period (including foreign currency)	$1,805,119
Supplemental Disclosure
Interest paid on notes	$(552,209)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended May 31, 2015 (Unaudited)	Year Ended November 30, 2014
Operations: Net investment income	$6,720,659	$15,667,010
Net realized gain (loss)	(6,175,929)	5,117,813
Change in net unrealized appreciation (depreciation)	1,134,170	(9,058,614)
Net increase (decrease) in net assets resulting from operations	1,678,900	11,726,209
Distributions to shareholders from: Net investment income	(7,810,040)	(16,653,652)
Fund share transactions: Cost of shares repurchased	(10,856,151)	(1,962,196)
Increase (decrease) in net assets	(16,987,291)	(6,889,639)
Net assets at beginning of period	237,678,049	244,567,688
Net assets at end of period (including distributions in excess of net investment income and undistributed net investment income of $640,842 and $448,539, respectively)	$220,690,758	$237,678,049
Other Information
Shares outstanding at beginning of period	24,286,599	24,508,088
Shares repurchased	(1,276,765)	(221,489)
Shares outstanding at end of period	23,009,834	24,286,599

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended November 30,
	Six Months Ended 5/31/15 (Unaudited)		2014	2013	2012	2011	2010
Selected Per Share Data
Net asset value, beginning of period	$9.79		$9.98	$10.29	$9.38	$9.75	$8.99
Income (loss) from investment operations: Net investment incomea	.28		.64	.70	.81	.87	.90
Net realized and unrealized gain (loss)	(.21)		(.16)	(.13)	1.02	(.33)	.71
Total from investment operations	.07		.48	.57	1.83	.54	1.61
Less distributions from: Net investment income	(.33)		(.68)	(.88)	(.92)	(.91)	(.85)
NAV accretion resulting from repurchases of shares at a discount to NAVa	.06		.01	—	—	—	—
Net asset value, end of period	$9.59		$9.79	$9.98	$10.29	$9.38	$9.75
Market price, end of period	$8.49		$8.79	$9.41	$10.51	$9.98	$10.17
Total Return
Based on net asset value (%)b	1.80	**	5.53	5.58	20.20	5.64	18.71
Based on market price (%)b	.38	**	.49	(2.53)	15.39	7.65	34.58
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	221		238	245	252	228	237
Ratio of expenses (including interest expense) (%)	1.51	*	1.52	1.60	1.66	1.49	1.62
Ratio of expenses (excluding interest expense) (%)	1.02	*	1.01	1.00	1.00	1.02	1.07
Ratio of net investment income (%)	5.98	*	6.37	6.89	8.09	8.84	9.57
Portfolio turnover rate (%)	23	**	82	76	45	55	78
Total debt outstanding end of period ($ thousands)	85,000		99,000	109,000	103,000	98,247	92,000
Asset coverage per $1,000 of debtc	3,596		3,401	3,244	3,442	3,324	3,572
a Based on average shares outstanding during the period.
b Total return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market price reflects changes in market price. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to NAV at which the Fund's shares trade during the period.
c Asset coverage equals the total net assets plus borrowings of the Fund divided by the borrowings outstanding at period end.
* Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Multi-Market Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, diversified management investment company organized as a Massachusetts business trust.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Debt securities and loan participations and assignments are valued at prices supplied by independent pricing services approved by the Fund's Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers and loan participations and assignments are valued at the mean of the most recent bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. Certain securities may be valued on the basis of a price provided by a single source or broker-dealer. No active trading market may exist for some senior loans and they may be subject to restrictions on resale. The inability to dispose of senior loans in a timely fashion could result in losses. These securities are generally categorized as Level 2.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1 securities.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Exchange-traded options are valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid or asked price are available. Exchange-traded options are categorized as Level 1. Over-the-counter written or purchased options are valued at prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer with which the option was traded. Over-the-counter written or purchased options are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. The Fund is approved to participate in securities lending, but had no securities on loan during the six months ended May 31, 2015. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains the benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market price. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Additionally, the Fund may be required to post securities and/or cash collateral in accordance with the terms of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Loan Participations and Assignments. Loan Participations and Assignments are portions of loans originated by banks and sold in pieces to investors. Floating-rate loans ("Loans") in which the Fund invests are arranged between the borrower and one or more financial institutions ("Lenders"). These Loans may take the form of Senior Loans, which are corporate obligations often issued in connection with recapitalizations, acquisitions, leveraged buy outs and refinancing. The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship with only the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Loans held by the Fund are generally in the form of Assignments, but the Fund may also invest in Participations. All Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At November 30, 2014, the Fund had a net tax basis capital loss carryforward of approximately $6,932,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains until fully utilized or until November 30, 2017.

In addition, from November 1, 2014 through November 30, 2014, the Fund elected to defer qualified late-year losses of approximately $85,000 of net long-term realized capital losses and $237,000 of net short-term realized capital losses and treat them as arising in the fiscal year ending November 30, 2015.

The Fund has reviewed the tax positions for the open tax years as of November 30, 2014 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to forward currency contracts, swap contracts, certain securities sold at a loss and premium amortization on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the cash and foreign currency position at the Fund's custodian bank at May 31, 2015.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Derivative Instruments

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the fund and a counterparty where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the fund exchanges cash flows.

The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.

An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.

Credit default swaps are agreements between a buyer and a seller of protection against predefined credit events for the reference entity. The Fund may enter into credit default swaps to gain exposure to an underlying issuer's credit quality characteristics without directly investing in that issuer or to hedge against the risk of a credit event on debt securities. As a seller of a credit default swap, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a U.S. or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the swap provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund may also buy credit default swaps, in which case the Fund functions as the counterparty referenced above. This involves the risk that the swap may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap, it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swaps sold by the Fund. For the six months ended May 31, 2015, the Fund entered into credit default swap agreements to gain exposure to the underlying issuer's credit quality characteristics.

Under the terms of a credit default swap, the Fund receives or makes periodic payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the swap are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

A summary of the open credit default swap contracts as of May 31, 2015 is included in a table following the Fund's Investment Portfolio. For the six months ended May 31, 2015, the investment in credit default swap contracts sold had a total notional value generally indicative of a range from $1,355,000 to $5,170,000.

Options. An option contract is a contract in which the writer (seller) of the option grants the buyer of the option, upon payment of a premium, the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. The Fund may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise. Certain options, including options on indices and interest rate options, will require cash settlement by the Fund if exercised. For the six months ended May 31, 2015, the Fund entered into options on interest rate swaps in order to hedge against potential adverse interest rate movements of portfolio assets.

If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities hedged.

A summary of the open purchased option contracts as of May 31, 2015 is included in the Fund's Investment Portfolio. A summary of open written option contracts is included in a table following the Fund's Investment Portfolio. For the six months ended May 31, 2015, the investment in written option contracts had a total value generally indicative of a range from approximately $1,000 to $3,000, and purchased option contracts had a total value generally indicative of a range from approximately $2,000 to $7,000.

Forward Foreign Currency Exchange Contracts. The Fund is subject to foreign exchange rate risk in its securities denominated in foreign currencies. Changes in exchange rates between foreign currencies and the U.S. dollar may affect the U.S. dollar value of foreign securities or the income or gains received on these securities. A forward foreign currency exchange contract (forward currency contract) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended May 31, 2015, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings, to facilitate transactions in foreign currency denominated securities, and for non-hedging purposes to seek to enhance potential gains.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of May 31, 2015 is included in a table following the Fund's Investment Portfolio. For the six months ended May 31, 2015, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $816,000 to $10,510,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from approximately $1,281,000 to $11,724,000.The investment in forward currency contracts long vs. other foreign currencies sold had a total contract value generally indicative of a range from $0 to approximately $2,706,000.

The following tables summarize the value of the Fund's derivative instruments held as of May 31, 2015 and the related location in the accompanying Statement of Assets and Liabilities presented by the primary underlying risk exposure:
Asset Derivatives	Purchased Options	Swap Contracts	Forward Contracts	Total
Interest Rate Contracts (a)	$2,115	$—	$—	$2,115
Credit Contracts (a)	—	51,693	—	51,693
Foreign Exchange Contracts (b)	—	—	$336,649	336,649
	$2,115	$51,693	$336,649	$390,457
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:
(a) Investment in securities, at value (includes purchased options) and unrealized appreciation on bilateral swap contracts, respectively
(b) Unrealized appreciation on forward foreign currency exchange contracts

Liability Derivatives	Written Options	Forward Contracts	Total
Interest Rate Contracts (a)	$(643)	$—	$(643)
Foreign Exchange Contracts (b)	—	(181,585)	(181,585)
	$(643)	$(181,585)	$(182,228)
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:
(a) Options written, at value
(b) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended May 31, 2015, and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Swap Contracts	Total
Credit Contracts (a)	$—	$323,839	$323,839
Foreign Exchange Contracts (b)	(20,969)	—	(20,969)
	$(20,969)	$323,839	$302,870
Each of the above derivatives is located in the following Statement of Operations accounts:
(a) Net realized gain (loss) from swap contracts
(b) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

Change in Net Unrealized Appreciation (Depreciation)	Purchased Options	Written Options	Forward Contracts	Swap Contracts	Total
Interest Rate Contracts (a)	$(4,950)	$2,366	$—	$—	$(2,584)
Credit Contracts (a)	—	—	—	(294,404)	(294,404)
Foreign Exchange Contracts (b)	—	—	145,394	—	145,394
	$(4,950)	$2,366	$145,394	$(294,404)	$(151,594)
Each of the above derivatives is located in the following Statement of Operations accounts:
(a) Change in net unrealized appreciation (depreciation) on investments (includes purchased options), written options and swap contracts, respectively
(b) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

As of May 31, 2015, the Fund has transactions subject to enforceable master netting agreements. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:
Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Cash Collateral Received*	Non-Cash Collateral Received	Net Amount of Derivative Assets
Bank of America	$37,483	$—	$(37,483)	$—	$—
Barclays Bank PLC	5,270	(5,270)	—	—	—
BNP Paribas	180,798	(88,832)	—	—	91,966
Citigroup, Inc.	46	—	—	—	46
Credit Suisse International	8,940	—	—	—	8,940
Morgan Stanley	118,319	(39,595)	—	—	78,724
Nomura International PLC	38,400	(18,183)	—	—	20,217
UBS AG	1,201	—	—	—	1,201
	$390,457	$(151,880)	$(37,483)	$—	$201,094
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Cash Collateral Pledged*	Non-Cash Collateral Pledged	Net Amount of Derivative Liabilities
Barclays Bank PLC	$35,618	$(5,270)	$—	$—	$30,348
BNP Paribas	88,832	(88,832)	—	—	—
Morgan Stanley	39,595	(39,595)	—	—	—
Nomura International PLC	18,183	(18,183)	—	—	—
	$182,228	$(151,880)	$—	$—	$30,348

* The actual collateral received and/or pledged may be more than the amounts shown.

C. Purchases and Sales of Securities

During the six months ended May 31, 2015, purchases and sales of investment securities (excluding short-term investments) aggregated $70,498,162 and $96,514,794, respectively.

For the six months ended May 31, 2015, transactions for written options on interest rate swaps were as follows:
	Contract Amount	Premiums
Outstanding, beginning of period	900,000	$32,085
Outstanding, end of period	900,000	$32,085

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement. The management fee payable under the Investment Management Agreement is equal to an annual rate of 0.85% of the Fund's average weekly net assets, computed and accrued daily and payable monthly.

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended May 31, 2015, the amount charged to the Fund by DSC aggregated $5,623, of which $2,835 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended May 31, 2015, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $8,571, all of which is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

E. Investing in High-Yield Securities

The Fund's performance could be hurt if a security declines in credit quality or goes into default, or if an issuer does not make timely payments of interest or principal. Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth-highest category) may be in uncertain financial health, the risk of loss from default by the issuer is significantly greater. Prices and yields of high-yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high-yield securities may adversely affect a fund's net asset value. Because the Fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

F. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets.

G. Borrowings

During the period covered by the report, the Fund was party to a secured revolving line of credit with a commercial bank (the "Lender") in an amount up to $125,000,000 (the "Credit Facility"). The Credit Facility automatically renews for a six-month period on each day unless it is terminated by either party or not extended by the Lender in accordance with its terms.

Loans under the Credit Facility, at the option of the Fund and subject to certain conditions, typically bear interest with reference to LIBOR (a "LIBOR Loan") or, less frequently, with reference to a base rate (a "Base Rate Loan"). Each LIBOR Loan shall bear interest at a rate per annum equal to the applicable LIBOR rate (as defined in the Credit Facility) plus 0.85%. As a general matter, each Base Rate Loan shall bear interest at a rate per annum equal to the greatest of certain specified rates as set forth in the Credit Facility. In addition, a commitment fee was charged to the Fund on the unused portion of the credit lines and is included with "interest expense" in the Statement of Operations.

At May 31, 2015, under the Credit Facility, the outstanding loans balance was $85,000,000. The weighted average outstanding daily balance of all loans during the six months ended May 31, 2015 was approximately $90,000,000, with a weighted average annualized borrowing cost of 1.22%. The borrowings were valued at cost, which approximates fair value.

Leverage involves risks and special considerations for the Fund's stockholders, including the likelihood of greater volatility of net asset value and market price of, and dividends on, the Fund's shares than a comparable portfolio without leverage; the risk that fluctuations in interest rates on such borrowings will reduce the return to stockholders; and the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the Fund's shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Fund's shares.

Changes in the value of the Fund's portfolio will be borne by the stockholders. If there is a net decrease (or increase) in the value of the Fund's investment portfolio, leverage will decrease (or increase) the net asset value per share to a greater extent than if leverage were not used. It is also possible that the Fund will be required to sell assets at a time when it would otherwise not do so, possibly at a loss, in order to meet payment obligations on borrowings to comply with asset coverage or other restrictions imposed by the Lender. The Fund is subject to certain restrictions on its investments, including asset coverage and portfolio composition requirements, under the terms of the Credit Facility. Such restrictions and covenants contained in the Credit Facility impose asset coverage and portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act.

There is no assurance that the Fund's leveraging strategy will be successful.

H. Share Repurchases

The Board has authorized the Fund to effect periodic repurchases of its outstanding shares in the open market from time to time when the Fund's shares trade at a discount to their net asset value. During the six months ended May 31, 2015, the Fund purchased 1,276,765 shares of beneficial interest on the open market at a total cost of $10,856,151 ($8.50 average per share). The average discount on these purchases, comparing the purchase price to the net asset value at the time of purchase, was 11.78%.

Dividend Reinvestment and Cash Purchase Plan

The Board of Trustees of the Fund has established a Dividend Reinvestment and Cash Purchase Plan (the "Plan") for shareholders that elect to have all dividends and distributions automatically reinvested in shares of the Fund (each a "Participant"). DST Systems, Inc. (the "Plan Agent") has been appointed by the Fund’s Board of Trustees to act as agent for each Participant.

A summary of the Plan is set forth below. Shareholders may obtain a copy of the entire Dividend Reinvestment and Cash Purchase Plan by visiting the Fund’s Web site at deutschefunds.com or by calling (800) 294-4366.

If you wish to participate in the Plan and your shares are held in your own name, contact DeAWM Service Company (the "Transfer Agent") at P.O. Box 219066, Kansas City, Missouri 64121-9066 or (800) 294-4366 for the appropriate form. Current shareholders may join the Plan by either enrolling their shares with the Transfer Agent or making an initial cash deposit of at least $250 with the Transfer Agent. First-time investors in the Fund may join the Plan by making an initial cash deposit of at least $250 with the Transfer Agent. Initial cash deposits will be invested within approximately 30 days. If your shares are held in the name of a broker or other nominee, you should contact the broker or nominee in whose name your shares are held to determine whether and how you may participate in the Plan.

The Transfer Agent will establish a Dividend Investment Account (the "Account") for each Participant in the Plan. The Transfer Agent will credit to the Account of each Participant any cash dividends and capital gains distributions (collectively, "Distributions") paid on shares of the Fund (the "Shares") and any voluntary cash contributions made pursuant to the Plan. Shares in a Participant’s Account are transferable upon proper written instructions to the Transfer Agent.

If, on the valuation date for a Distribution, Shares are trading at a discount from net asset value per Share, the Plan Agent shall apply the amount of such Distribution payable to a Participant (less a Participant’s pro rata share of brokerage commissions incurred with respect to open-market purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Shares for a Participant’s Account. If, on the valuation date for a Distribution, Shares are trading at a premium over net asset value per Share, the Fund will issue on the payment date, Shares valued at net asset value per Share on the valuation date to the Transfer Agent in the aggregate amount of the funds credited to a Participant’s Account. The Fund will increase the price at which Shares may be issued under the Plan to 95% of the fair market value of the Shares on the valuation date if the net asset value per Share of the Shares on the valuation date is less than 95% of the fair market value of the Shares on the valuation date. The valuation date will be the payment date for Distributions. Open-market purchases will be made on or shortly after the valuation date for Distributions, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities law.

A Participant may from time to time make voluntary cash contributions to his or her Account in a minimum amount of $100 in any month (with a $36,000 annual limit) for the purchase on the open market of Shares for the Participant’s Account. Such voluntary contributions will be invested by the Plan Agent on or shortly after the 15th of each month and in no event more than 30 days after such dates, except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities law. Voluntary cash contributions received from a Participant on or prior to the fifth day preceding the 15th of each month will be applied by the Plan Agent to the purchase of additional Shares as of that investment date. No interest will be paid on voluntary cash contributions held until investment. Consequently, Participants are strongly urged to ensure that their payments are received by the Transfer Agent on or prior to the fifth day preceding the 15th of any month. Voluntary cash contributions should be made in U.S. dollars and be sent by first-class mail, postage prepaid only to the following address (deliveries to any other address do not constitute valid delivery):

Deutsche Multi-Market Income Trust

Dividend Reinvestment and Cash Purchase Plan

c/o DeAWM Service Company

P.O. Box 219066

Kansas City, MO 64121-9066

(800) 294-4366

Participants may withdraw their entire voluntary cash contribution by written notice received by the Transfer Agent not less than 48 hours before such payment is to be invested.

The cost of Shares acquired for each Participant’s Account in connection with the Plan shall be determined by the average cost per Share, including brokerage commissions, of the Shares acquired. There will be no brokerage charges with respect to Shares issued directly by the Fund as a result of Distributions. However, each Participant will pay a pro rata share of brokerage commissions incurred with respect to open market purchases.

The reinvestment of Distributions does not relieve the Participant of any tax that many be payable on the Distributions. The Transfer Agent will report to each Participant the taxable amount of Distributions credited to his or her Account. Participants will be treated for federal income tax purposes as receiving the amount of the Distributions made by the Fund, which amount generally will be either equal to the amount of the cash distribution the Participant would have received if the Participant had elected to receive cash or, for Shares issued by the Fund, the fair market value of the Shares issued to the Participant.

The Fund may amend the Plan at any time or times but, only by mailing to each Participant appropriate written notice at least 90 days prior to the effective date thereof except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority in which case such amendment shall be effective as soon as practicable. The Plan also may be terminated by the Fund.

Shareholders may withdraw from the Plan at any time by giving the Transfer Agent a written notice. A notice of withdrawal will be effective immediately following receipt of the notice by the Transfer Agent provided the notice is received by the Transfer Agent at least ten calendar days prior to the record date for the Distribution; otherwise such withdrawal will be effective after the investment of the current Distribution. When a Participant withdraws from the Plan, or when the Plan is terminated by the Fund, the Participant will receive a certificate for full Shares in the Account, plus a check for any fractional Shares based on market price; or, if a Participant so desires, the Transfer Agent will notify the Plan Agent to sell his or her Shares in the Plan and send the proceeds to the Participant, less brokerage commissions.

All correspondence and inquiries concerning the Plan, and requests for additional information about the Plan, should be directed to DeAWM Service Company at P.O. Box 219066, Kansas City, Missouri 64121-9066 or (800) 294-4366.

Additional Information

Automated Information Line	Deutsche AWM Closed-End Fund Info Line (800) 349-4281
Web Site	deutschefunds.com Obtain fact sheets, financial reports, press releases and webcasts when available.
Written Correspondence	Deutsche Asset & Wealth Management Attn: Secretary of the Deutsche Funds One Beacon Street Boston, MA 02108
Legal Counsel	Vedder Price P.C. 222 North LaSalle Street Chicago, IL 60601
Dividend Reinvestment Plan Agent	DST Systems, Inc. 333 W. 11th Street, 5th Floor Kansas City, MO 64105
Shareholder Service Agent and Transfer Agent	DeAWM Service Company P.O. Box 219066 Kansas City, MO 64121-9066 (800) 294-4366
Custodian	State Street Bank and Trust Company State Street Financial Center One Lincoln Street Boston, MA 02111
Independent Registered Public Accounting Firm	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings as of the month-end are posted on deutschefunds.com on or after the last day of the following month. More frequent posting of portfolio holdings information may be made from time to time on deutschefunds.com.

Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
Deutsche Asset & Wealth Management is the retail brand name in the U.S. for the wealth management and asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset & Wealth Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

NYSE Symbol	KMM
CUSIP Number	25160E 102

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 08/2014

Notes

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

DMMIT-3
(R-027923-4 7/15)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

	(a)	(b)	(c)	(d)
Period	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs
December 1 through December 31	279,114	$8.45	-	n/a
January 1 through January 31	175,600	$8.46	-	n/a
February 1 through February 28	122,588	$8.49	-	n/a
March 1 through March 31	197,948	$8.47	-	n/a
April 1 through April 30	242,682	$8.53	-	n/a
May 1 through May 31	258,833	$8.47	-	n/a
Total	1,276,765	$8.50	-	n/a

The Fund may from time to time repurchase shares in the open market.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Multi-Market Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 30, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 30, 2015